Average Annual Total Returns - Invesco VI International Growth Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI All Country World ex-USA Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	Custom Invesco International Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Lipper VUF International Large-Cap Growth Funds Index 1 Year	Lipper VUF International Large-Cap Growth Funds Index 5 Years	Lipper VUF International Large-Cap Growth Funds Index 10 Years
Total	May 05, 1993	14.00%	8.82%	6.72%	Sep. 19, 2001	13.74%	8.55%	6.46%	10.65%	8.93%	4.92%	22.20%	11.97%	7.36%	20.02%	10.32%	7.43%